Property, equipment, intangible assets and leases	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Equipment, Intangible Assets and Leases	Property, equipment, intangible assets and leases
(a) Property and equipment

	Data processing system	Furniture and equipment	Security systems	Facilities	Fixed assets in progress (ii)	Total

Balance as of January 1, 2018	13,743	13,261	4,907	15,162	—	47,073
Additions	22,319	10,448	376	9,930	40,076	83,149
Write-offs	(40)	(924)	(30)	(5,078)	(553)	(6,625)
Transfers	31	2,109	192	37,191	(39,523)	—
Depreciation in the year	(7,282)	(3,253)	(2,892)	(11,043)	—	(24,470)
Balance as of December 31, 2018	28,771	21,641	2,553	46,162	—	99,127
Cost	48,023	29,613	6,388	47,843	—	131,867
Accumulated depreciation	(19,252)	(7,972)	(3,835)	(1,681)	—	(32,740)

Balance as of January 1, 2019	28,771	21,641	2,553	46,162	—	99,127
Additions	15,039	9,942	664	22,315	24,539	72,499
Write-offs	(304)	(2,047)	—	(6,112)	—	(8,463)
Transfers	—	2,409	—	22,130	(24,539)	—
Depreciation in the year	(9,059)	(4,189)	(1,673)	(5,778)	—	(20,699)
Balance as of December 31, 2019	34,447	27,756	1,544	78,717	—	142,464
Cost	62,235	38,086	7,716	84,726	—	192,763
Accumulated depreciation	(27,788)	(10,330)	(6,172)	(6,009)	—	(50,299)

Balance as of January 1, 2020	34,447	27,756	1,544	78,717	—	142,464
Additions	15,457	5,539	1,239	2,650	120,279	145,164
Write-offs (i)	(2,432)	(6,191)	(535)	(41,376)	(963)	(51,497)
Transfers	(2,411)	516	(820)	14,279	(17,706)	(6,142)
Depreciation in the year	(11,179)	(5,004)	(425)	(9,349)	—	(25,957)
Balance as of December 31, 2020	33,882	22,616	1,003	44,921	101,610	204,032
Cost	53,871	32,592	2,158	54,890	101,610	245,121
Accumulated depreciation	(19,989)	(9,976)	(1,155)	(9,969)	—	(41,089)

(i)	As previously mentioned on Note 1.3, as a result of the COVID-19 pandemic, the Group decided to implement a permanent remote work model, which has resulted in the write-off of the corresponding properties and equipments of these offices.
(ii)	In 2020 are mainly related to the costs incurred so far in the development and construction of the new XP Inc’s headquarter - “Bioma XP”, located out of the city of São Paulo.
(b) Intangible assets

	Software	Goodwill	Costumer list	Trademarks	Other intangible Assets	Total

Balance as of January 1, 2018	25,700	372,701	49,970	20,238	14,598	483,207
Additions	27,828	9,799	—	1,009	24,680	63,316
Write-offs	(15)	—	—	—	(13,275)	(13,290)
Amortization in the year	(14,742)	—	(8,426)	(2,024)	(3,126)	(28,318)
Balance as of December 31, 2018	38,771	382,500	41,544	19,223	22,877	504,915
Cost	56,127	382,500	72,072	22,239	31,308	564,246
Accumulated amortization	(17,356)	—	(30,528)	(3,016)	(8,431)	(59,331)

Balance as of January 1, 2019	38,771	382,500	41,544	19,223	22,877	504,915
Additions	51,348	—	27,000	—	10,601	88,949
Write-offs	(2,283)	—	—	(33)	(466)	(2,782)
Amortization in the year	(21,526)	—	(7,945)	(2,702)	(5,457)	(37,630)
Balance as of December 31, 2019	66,310	382,500	60,599	16,488	27,555	553,452
Cost	104,270	382,500	105,977	22,239	39,823	654,809
Accumulated amortization	(37,960)	—	(45,378)	(5,751)	(12,268)	(101,357)

Balance as of January 1, 2020	66,310	382,500	60,599	16,488	27,555	553,452
Additions	117,129	—	1,188	—	28,051	146,368
Business combination (Note 5(ii))	8,143	91,866	2,181	3,314	—	105,504
Write-offs	(22,064)	—	—	—	—	(22,064)
Transfers	2,857	—	—	—	3,285	6,142
Amortization in the year	(57,222)	—	(5,683)	(9,054)	(3,881)	(75,840)
Balance as of December 31, 2020	115,153	474,366	58,285	10,748	55,010	713,562
Cost	219,029	474,366	76,050	52,616	55,010	877,071
Accumulated amortization	(103,876)	—	(17,765)	(41,868)	—	(163,508)
(c)    Impairment test for goodwill
Given the interdependency of cash flows and the merger of business practices, all Group’s entities are considered a single cash generating units (“CGU”) and, therefore, goodwill impairment test is performed at the single operating level. Therefore, the carrying amount considered for the impairment test represents the Company’s equity.
The Group tests whether goodwill has suffered any impairment on an annual basis. For the years ended December 31, 2020 and 2019, the recoverable amount of the single CGU was determined based on value-in-use calculations which require the use of assumptions. The calculations use cash flow projections based on financial budgets approved by management covering a four-year period.
Cash flows beyond the four-year period are extrapolated using the estimated growth rates, which are consistent with forecasts included in industry reports specific to the industry in which the Group operates.
The Group performed its annual impairment test as of December 31, 2020 and 2019 which did not result in the need to recognize impairment losses on the carrying value of goodwill.
Key assumptions used in value-in-use calculations and sensitivity to changes in assumptions are:

Assumption	Approach used to determine values

Sales	Average annual growth rate over the four-year forecast period; based on past performance and management’s expectations of market development.
Budgeted gross margin	Based on past performance and management’s expectations for the future.
Other operating costs	Fixed costs, which do not vary significantly with sales volumes or prices. Management forecasts these costs based on the current structure of the business, adjusting for inflationary increases but not reflecting any future restructurings or cost saving measures. The amounts disclosed above are the average operating costs for the four-year forecast period.
Annual capital expenditure	Expected cash costs. This is based on the historical experience of management, and the planned refurbishment expenditure. No incremental revenue or cost savings are assumed in the value-in-use model as a result of this expenditure.
Long-term growth rate	This is the weighted average growth rate used to extrapolate cash flows beyond the budget period. The rates are consistent with forecasts included in industry reports.
Pre-tax discount rates	Reflect specific risks relating to the relevant segments and the countries in which they operate.
The long-term growth rate utilized in the impairment test of goodwill is 6.50%.
Discount rates represent the current market assessment of the risks specific to the Group, taking into consideration the time value of the money and risks of the underlying assets that have not been incorporated in the cash flow estimates. The discount rate calculation is based on the specific circumstances of the Group and is derived from its weighted average cost of capital (WACC). The WACC takes into account both debt and equity. The cost of equity is derived from the expected return on investment by the Group’s investors. The cost of debt is based on the interest-bearing borrowings the Group has. Adjustments to the discount rate are made to factor in the specific amount and timing of the future tax flows in order to reflect a pre-tax discount rate. The average pre-tax discount rate applied to cash flow projections is 10.47%.
d)    Leases
Set out below, are the carrying amounts of the Group’s right-of-use assets and lease liabilities and the movements during the period:

	Right-of-use assets	Lease liabilities

As of January 1, 2019	133,870	148,494
Additions (i)	123,529	124,283
Depreciation expense	(32,831)	—
Interest expense	—	17,613
Effects of exchange rate	2,910	2,995
Payment of lease liabilities	—	(37,979)
As of December 31, 2019	227,478	255,406
Current	—	52,771
Non-current	227,478	202,635
As of January 1, 2020	227,478	255,406
Additions (i)	62,003	55,820
Depreciation expense	(41,465)	—
Write-offs	(78,321)	(78,321)
Interest expense	—	19,456
Revaluation	(9,115)	(10,050)
Impairment	422	—
Effects of exchange rate	22,132	23,610
Payment of lease liabilities	—	(57,473)
As of December 31, 2020	183,134	208,448
Current	—	34,019
Non-current	183,134	174,429

(i)	Additions to right-of-use assets in the period include prepayments to lessors and accrued liabilities.
The Group recognized rent expense from short-term leases and low-value assets of R$1,910 for the period ended December 31, 2020 (1,746 – December 31, 2019). The total rent expense of R$9,615 (R$9,225 – December 31, 2019), include other expenses related to leased offices such as condominium.